Equity (Details 1) - Warrant [Member]	12 Months Ended
Jun. 30, 2017 $ / shares shares
Outstanding, beginning balance | shares
Granted | shares	112,500
Forfeited | shares
Exercised | shares
Outstanding, ending balance | shares	112,500
Weighted Average Exercise Price, Outstanding, beginning balance | $ / shares
Weighted Average Exercise Price, Granted | $ / shares	6.25
Weighted Average Exercise Price, Forfeited | $ / shares
Weighted Average Exercise Price, Exercised | $ / shares
Weighted Average Exercise Price, Outstanding, ending balance | $ / shares	$ 6.25
Average Remaining Contractual Life, Granted	5 years
Average Remaining Contractual Life, Outstanding, ending balance	3 years